Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 15, 2018
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Feb. 15, 2018
Document Effective Date	Feb. 15, 2018
Prospectus Date	Feb. 15, 2018
Portfolio+ S&P 500® ETF | Portfolio+ S&P 500 (R) ETF
Prospectus:
Trading Symbol	PPLC
Portfolio+ S&P® Small Cap ETF | Portfolio+ S&P (R) Small Cap ETF
Prospectus:
Trading Symbol	PPSC